Amortized Cost or Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Values of Available-For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	$ 615,294	$ 637,031
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	40,347	74,996
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	9,771	501
Total available-for-sale fixed-maturity securities, fair value	645,870	711,526
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	57,053	31,545
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	646	1,264
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	471
Total available-for-sale fixed-maturity securities, fair value	57,228	32,809
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	17,574	18,094
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	114	652
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	1,179	211
Total available-for-sale fixed-maturity securities, fair value	16,509	18,535
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income
Foreign Government
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	2,534	558
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	44	65
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	155
Total available-for-sale fixed-maturity securities, fair value	2,423	623
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	39,615	37,070
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	4,363	6,644
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	648	30
Total available-for-sale fixed-maturity securities, fair value	43,330	43,684
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	343,790	361,419
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	26,790	48,701
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	6,349	252
Total available-for-sale fixed-maturity securities, fair value	364,231	409,868
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Total fixed-maturity securities, available-for-sale, Amortized cost	154,728	188,345
Total fixed-maturity securities, available-for-sale, Gross unrealized gains	8,390	17,670
Total fixed-maturity securities, available-for-sale, Gross unrealized losses	969	8
Total available-for-sale fixed-maturity securities, fair value	162,149	206,007
Total fixed-maturity securities, available-for-sale, OTTI in accumulated other comprehensive income